                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 289                                                   946


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.81 - 5.01%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.81 - 5.08%                                        - Dependable Income
DATE OF DEPOSIT: June 19, 1997                      - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    22.7 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.66 to $99.62 depending on the purchase amount
Cusip           67064X 372 monthly payment plan
Numbers         67064X 380 quarterly payment plan
                67064X 398 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               86%
                AA                14
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-15                                            14.3%
2016-17                                            28.5%
2018-19                                            14.3%
2020-21                                            14.3%
2022+                                              28.6%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 06/18/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.81%
     Tax Equivalent Yield                          7.89%

Treasury Bonds
     Yield                                         6.72%
     Tax Equivalent Yield                          7.04%

Corporate Bonds

     Yield                   7.46%

 *COMPARES TRUST AS OF 06/18/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/17/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CONNECTICUT TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Connecticut, General Obligation Bonds (1996 Series B), 5.125% Due               AA-   Aa3
              8/15/16. (Original issue discount bonds delivered on or about August 30,
              1996 at a price of 93.761% of principal amount.)                            2006 at 100
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   --
              Bonds, Bridgeport Hospital Issue, Series C, 5.375% Due 7/1/25. (ConnieLee
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut Health and Educational Facilities Authority, Revenue                AAA   Aaa
              Bonds, Choate Rosemary Hall Issue, Series B, 5.00% Due 7/1/27. (Original
              issue discount bonds will be delivered on or about July 8, 1997 at a price
              of 93.809% of principal amount.)(When issued.) (MBIA Insured.)              2007 at 101
     500,000  Connecticut Municipal Electric Energy Cooperative, Power Supply System                   AAA   Aaa
              Revenue Bonds, 1993 Series A, 5.00% Due 1/1/18. (MBIA Insured.)             2004 at 102
     500,000  The University of Connecticut, General Obligation Bonds, 1997 Series A,                  AAA   Aaa
              5.25% Due 4/1/16. (Original issue discount bonds delivered on or about
              April 24, 1997 at a price of 93.943% of principal amount.)(MBIA Insured.)   2007 at 101
     500,000  Town of Newtown, Connecticut, General Obligation Bonds, 5.125% Due 6/15/15.              AAA   Aaa
              (MBIA Insured.)                                                             2006 at 101
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1997, 5.375% Due                AAA   Aaa
              7/1/21. (General Obligation Bonds.) (MBIA Insured.)                         2007 at 101
                                                                                              1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM CONNECTICUT AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/18/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.66     4.90 %      4.81%   4.81%   4.84%   4.84%   4.86%   4.86 %
 500 / $50,000              102.50     4.75        4.82    4.82    4.85    4.85    4.87    4.86
 1,000 / $100,000           102.23     4.50        4.83    4.84    4.86    4.87    4.88    4.89
 2,500 / $250,000           101.96     4.25        4.84    4.85    4.87    4.88    4.89    4.90
 5,000 / $500,000           101.17     3.50        4.88    4.92    4.91    4.95    4.93    4.97
 10,000 / $1,000,000        100.65     3.00        4.91    4.96    4.94    4.98    4.96    5.01
 25,000 / $2,500,000        100.13     2.50        4.93    4.99    4.96    5.02    4.98    5.04
 50,000 / $5,000,000         99.62     2.00        4.96    5.03    4.99    5.06    5.01    5.08

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.0%   39.0%      42.5%
         4.81  % 6.97%   7.29%   7.89%      8.37 %
         4.82    6.99    7.30    7.90       8.38
         4.83    7.00    7.32    7.92       8.40
         4.84    7.01    7.33    7.93       8.42
         4.88    7.07    7.39    8.00       8.49
         4.91    7.12    7.44    8.05       8.54
         4.93    7.14    7.47    8.08       8.57
         4.96    7.19    7.52    8.13       8.63

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .5758
 Monthly plan            9/15/97       .4113   $ 4.9378
 Quarterly plan         11/15/97      1.2420
                         2/15/98      1.2420     4.9698
 Semi-annual plan       11/15/97      1.2465
                         5/15/98      2.4930     4.9888
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.73 =  97.342
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/18/97)        interest
 97.342       X   $4.9378        =   $480.66
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN VIRGINIA
TRADITIONAL UNIT TRUST 317                                                   946


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.90 - 5.10%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.94 - 5.19%                                        - Dependable Income
DATE OF DEPOSIT: June 19, 1997                      - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    28.7 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.69 to $97.71 depending on the purchase amount
Cusip           6706LB 439 monthly payment plan
Numbers         6706LB 447 quarterly payment plan
                6706LB 454 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               71%
                AA                29
                                  ---------
                                  100%
Registration    Registered in Virginia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-21                                            15.0%
2022-23                                            15.0%
2024-25                                            12.9%
2026-27                                            28.5%
2028+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 06/18/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.90%
     Tax Equivalent Yield                          8.10%

Treasury Bonds
     Yield                                         6.72%
     Tax Equivalent Yield                          7.13%

Corporate Bonds

     Yield                   7.46%

 *COMPARES TRUST AS OF 06/18/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/17/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

--------------------------------------------------------------------------------

 BONDS THIS VIRGINIA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  University of Puerto Rico, University System Revenue Bonds, Series M, 5.25%              AAA   Aaa
              Due 6/1/25. (Original issue discount bonds delivered on or about May 25,
              1995 at a price of 91.25% of principal amount.)(MBIA Insured.)              2005 at 101
                                                                                              1/2
     500,000  Virginia Resources Authority, Water And Sewer System Revenue Bonds, 1997                 AA   --
              Series (Campbell County Utilities and Service Authority Project), 5.50% Due
              10/1/27.                                                                    2007 at 102
     500,000  Industrial Development Authority of Arlington County, Virginia,                          --   Aa1
              Headquarters Facility Revenue Bonds (The Nature Conservancy), Series 1997A,
              5.45% Due 7/1/27. (When issued.)                                            2007 at 102
     525,000  Chesapeake Bay Bridge and Tunnel District (Virginia), General Resolution                 AAA   Aaa
              Revenue Bonds, Refunding Series 1996, 5.00% Due 7/1/22. (Original issue discount bonds delivered on or about February 21, 1996 at a price of
              94.875% of principal amount.)(MBIA Insured.)                                2005 at 102
     500,000  Loudoun County Sanitation Authority (Virginia), Water and Sewer System                   AAA   Aaa
              Revenue Bonds, Series 1996, 5.25% Due 1/1/30. (Original issue discount bonds delivered on or about August 27, 1996 at a price of 93.309% of
              principal amount.)(FGIC Insured.)                                           2007 at 102
     525,000  City of Richmond, Virginia, General Obligation Public Improvement Refunding              AAA   Aaa
              Bonds, Series 1995B, 5.00% Due 1/15/21. (FGIC Insured.)                     2006 at 102
     500,000  Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System                     AAA   Aaa
              Revenue Bonds, Series of 1995A, 4.75% Due 7/1/29. (Original issue discount bonds delivered on or about January 9, 1996 at a price of 91.422% of
              principal amount.)(MBIA Insured.)                                           2006 at 100
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM VIRGINIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/18/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.69     4.90 %      4.90%   4.94%   4.93%   4.97%   4.95%   4.99 %
 500 / $50,000              100.54     4.75        4.90    4.94    4.94    4.97    4.95    4.99
 1,000 / $100,000           100.27     4.50        4.92    4.97    4.95    5.00    4.97    5.02
 2,500 / $250,000           100.01     4.25        4.93    4.98    4.96    5.01    4.98    5.03
 5,000 / $500,000            99.23     3.50        4.97    5.04    5.00    5.07    5.02    5.09
 10,000 / $1,000,000         98.72     3.00        4.99    5.07    5.03    5.10    5.05    5.12
 25,000 / $2,500,000         98.22     2.50        5.02    5.11    5.05    5.14    5.07    5.15
 50,000 / $5,000,000         97.71     2.00        5.05    5.14    5.08    5.17    5.10    5.19

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   39.5%      43.0%
         4.90  % 7.21%   7.54%   8.10%      8.60 %
         4.90    7.21    7.54    8.10       8.60
         4.92    7.24    7.57    8.13       8.63
         4.93    7.25    7.58    8.15       8.65
         4.97    7.31    7.65    8.21       8.72
         4.99    7.34    7.68    8.25       8.75
         5.02    7.38    7.72    8.30       8.81
         5.05    7.43    7.77    8.35       8.86

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .5749
 Monthly plan            9/15/97       .4107   $ 4.9299
 Quarterly plan         11/15/97      1.2402
                         2/15/98      1.2402     4.9619
 Semi-annual plan       11/15/97      1.2447
                         5/15/98      2.4894     4.9809
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.76 =  99.245
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/18/97)        interest
 99.245       X   $4.9299        =   $489.27
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)